Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share attributable to ordinary shareholders
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended September 30, 2025			Nine Months Ended September 30, 2025
	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share, Basic and Diluted	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share, Basic and Diluted
Ordinary Shares	$(20,947)	16,540,771	$(1.27)	$(52,391)	6,640,402	$(7.89)
Company Series A Preferred Shares (1)	(3,660)	2,890	$(1,266.44)	(9,154)	1,160	$(7,891.38)
Net loss	$(24,607)			$(61,545)

	Period from September 19, 2024 (Inception) Through September 30, 2024
	Loss Allocation	Weighted Average Shares Outstanding	Loss Per Share, Basic and Diluted
Common Stock	$(2,631)	730,092	$(3.60)
Net loss	$(2,631)

(1) The weighted-average number of shares of as-converted Series A Preferred Shares used in the loss allocation was 2,890,000 and 1,160,219 for the three and nine months ended September 30, 2025, respectively.

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

Period from September 19, 2024 (Inception) to December 31, 2024
Numerator:
Net loss	$(17,867)
Denominator:
Weighted-average common shares outstanding, basic and diluted	767,580
Net loss attributable to common stockholders, basic and diluted	$(23.28)

Schedule of anti-dilutive net loss per share attributable to ordinary shareholders	The potential ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have had an anti-dilutive effect were as follows:

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
Convertible preferred stock (as converted to common stock)	—	—	20,000,000
Outstanding unvested restricted stock units	438,386	438,386	—
Outstanding unvested restricted stock awards	94,083	94,083	187,533
Outstanding and issued common stock options	4,094,237	4,094,237	—
Total	4,626,706	4,626,706	20,187,533
The Company excluded potential common shares from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have had an anti-dilutive effect:

Period from September 19, 2024 (Inception) to December 31, 2024
Convertible preferred stock (as converted to common stock)	2,890,000
Unvested restricted stock awards	246,753
Stock options to purchase common stock	1,082,893
4,219,646